Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Trade And Unbilled Receivables, Net	TRADE AND UNBILLED RECEIVABLES, NET

The following table presents the components of trade and unbilled receivables, net as of December 31, 2017 and 2016.

	December 31,
	2017	2016
Receivables (1)	$747,327	$723,538
Unbilled receivables	668,821	516,469
Less – allowance for doubtful accounts	(9,585)	(7,416)
	$1,406,563	$1,232,591

(1) Includes receivables from affiliated companies	$75,340	$84,969

Unbilled receivables on long-term contracts principally represent sales recorded under the percentage-of-completion method of accounting, when sales or revenues based on performance attainment, though appropriately recognized, cannot be billed yet under terms of the contract as of the balance sheet date. Accounts receivable include claims on items that the Company believes are earned. Trade receivables and unbilled receivables, other than those detailed under Note 7, are expected to be billed and collected during 2018.

Short and long-term receivables and unbilled receivables include amounts related to contracts with the IMOD in the aggregate amounts of $547,970 and $498,964, as of December 31, 2017 and 2016, respectively.

As for long-term trade and unbilled receivables – see Note 7.